Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 126	$ 124
Termination and long-term service arrangements	375	428
Retirement medical benefits plans	17	20
Other long-term employee benefits	15	19
Long-term employee benefit obligations	$ 533	$ 591